Finance debt	12 Months Ended
Dec. 31, 2025
Finance debts
Finance debt

19 Finance debt

	December 31, 2025				December 31, 2024
(€ million)	Short-term debt	Current portion of long-term debt	Long-term debt	Total	Short-term debt	Current portion of long-term debt	Long-term debt	Total
Banks	3,394	330	1,268	4,992	2,941	269	921	4,131
Ordinary bonds		2,320	17,855	20,175		2,695	19,641	22,336
Sustainability-linked convertible bonds		9	939	948		9	928	937
Other financial institutions	1,535	775	77	2,387	1,297	1,609	80	2,986
	4,929	3,434	20,139	28,502	4,238	4,582	21,570	30,390

Finance debt decreased by €1,888 million as disclosed in table “Changes in liabilities arising from financing activities” detailed at the end of this paragraph.

As of December 31, 2025, finance debt included €200 million (€300 million at December 31, 2024) of sustainability-linked financial contracts with leading banking institutions which provide for an adjustment of the funding cost linked to the achievement of certain sustainability targets, which are disclosed in the comment of ordinary bonds.

Other financial institutions included supplier finance arrangements (SFAs) as follows:

(€ million)	Long-term SFAs	Current SFAs and current portion of long-term SFAs	Total
Carrying amount at December 31, 2024	26	2,542	2,568
Cash flows		(2,249)	(2,249)
Non-monetary increases	12	1,430	1,442
Currency translation differences		(174)	(174)
Other non-monetary changes	(18)	16	(2)
Carrying amount at December 31, 2025	20	1,565	1,585
Carrying amount at December 31, 2023	92	893	985
Cash flows		(844)	(844)
Non-monetary increases	451	1,788	2,239
Currency translation differences	2	92	94
Other non-monetary changes	(519)	613	94
Carrying amount at December 31, 2024	26	2,542	2,568

The payment terms for financial liabilities falling within the scope of the SFAs range between 145 and 450 days, compared to the terms of other comparable commercial debt not falling within the scope of the agreement which are between 30 and 60 days. Eni formally has no information on the timing of the settlement made by the bank to the suppliers. The main transactions falling within the scope of the SFA agreements mainly concern: (i) within the Congo project, the construction of the floating LNG production vessel Nguya, which entered into service at the end of 2025 allowing the liquefaction capacity of the project to be increased up to 3 MTPA from the current 0.6 MTPA; (ii) EPC contracts for plant reconversion, laying of submarine lines and contracts for transportation and installation of subsea lines and cables; (iii) production facilities offshore Mexico (Area 1); (iv) the contract for transportation and installation of pipelines and umbilicals and subsea production system for the Baleine Phase II project offshore Ivory Coast.

Eni entered into long-term borrowing facilities with the European Investment Bank. These borrowing facilities are subject to the retention of a minimum level of credit rating. According to the agreements, should the Company lose the minimum credit rating, new guarantees could be required to be agreed upon with the European Investment Bank. As of December 31, 2025, debts subjected to restrictive covenants amounted to €981 million (€613 million at December 31, 2024). Eni was in compliance with those covenants.

Eni has in place a program for the issuance of Euro Medium Term Notes up to €20 billion, of which €12.8 billion were drawn as of December 31, 2025.

The following table provides a breakdown of ordinary bonds by issuing entity, maturity date, interest rate and currency as of December 31, 2025:

(€ million)	Amount	Discount on bond issue and accrued expense	Total	Currency	Maturity	Rate (%)
Issuing entity
Euro Medium Term Notes
Eni SpA	1,250	24	1,274	EUR	2033	4.250
Eni SpA	1,000	49	1,049	EUR	2029	3.625
Eni SpA	1,000	26	1,026	EUR	2034	3.875
Eni SpA	1,000	14	1,014	EUR	2026	1.500
Eni SpA	1,000	11	1,011	EUR	2031	2.000
Eni SpA	1,000	7	1,007	EUR	2026	1.250
Eni SpA	1,000	4	1,004	EUR	2030	0.625
Eni SpA	800	5	805	EUR	2028	1.625
Eni SpA	750	10	760	EUR	2027	1.500
Eni SpA	750	(2)	748	EUR	2034	1.000
Eni SpA	638	8	646	USD	2027	variable
Eni SpA	600		600	EUR	2028	1.125
Eni SpA	100	4	104	EUR	2028	5.441
Eni SpA	75		75	EUR	2043	3.875
Eni SpA	70	1	71	EUR	2032	4.000
Eni SpA	50		50	EUR	2031	4.800
Eni SpA - Sustainability-linked	1,000		1,000	EUR	2028	0.375
Eni SpA - Sustainability-linked	750	16	766	EUR	2027	3.625
	12,833	177	13,010
Other bonds
Eni SpA	1,063	(21)	1,042	USD	2054	5.950
Eni SpA	851	8	859	USD	2028	4.750
Eni SpA	851	2	853	USD	2029	4.250
Eni SpA	851	7	858	USD	2034	5.500
Eni SpA	851	(7)	844	USD	2035	5.750
Eni SpA	298	1	299	USD	2040	5.700
Eni USA Inc	340	3	343	USD	2027	7.300
Eni SpA - Sustainability-linked - Retail	2,000	67	2,067	EUR	2028	4.300
	7,105	60	7,165
	19,938	237	20,175

During 2025, new ordinary bonds in euro were issued by Eni SpA for a nominal value of €851 million.

As of December 31, 2025, Eni SpA had in place sustainability-linked bonds for a total nominal value of €3,750 million. In case the Company misses those targets, a step-up mechanism will be applied, providing for a marginal increase in the interest rate.

As of December 31, 2025, nominal value of ordinary bonds maturing within 18 months amounted to €3,500 million.

Information relating to the senior unsecured sustainability-linked convertible bonds is as follows:

(€ million)	Amount	Discount on bond issue and accrued expense	Total	Currency	Maturity	Rate (%)
Issuing entity
Eni SpA - Convertible senior unsecured sustainability-linked bonds	1,000	27	1,027	EUR	2030	2.950
of which financial liabilities	920	28	948	EUR
of which equity	80	(1)	79	EUR

As of December 31, 2025, Eni SpA had in place a sustainability-linked senior unsecured convertible bond with an aggregate nominal amount of €1,000 million. The bonds will be convertible into Eni existing ordinary shares bought under the share buyback program approved by the Shareholders’ Meeting held on May 10, 2023. The bonds will mature in 7 years. The conversion price is €17.5513.

Sustainability-linked bonds and sustainability-linked convertible bonds are indexed to the achievement of sustainability targets related to the Net Carbon Footprint of the Upstream (Scope 1 and 2) and renewable energy installed capacity. In case the Company fails to reach each of the agreed targets, a step-up adjustment to the interest rates of the underlying financing is due to be applied.

The following table provides a breakdown by currency of finance debt and the related weighted average interest rates:

	December 31, 2025				December 31, 2024
	Short-term debt (€ million)	Weighted average rate (%)	Long-term debt and current portion of long-term debt (€ million)	Weighted average rate (%)	Short-term debt (€ million)	Weighted average rate (%)	Long-term debt and current portion of long-term debt (€ million)	Weighted average rate (%)
Euro	4,449	2.1	16,959	2.5	3,518	3.0	19,547	2.5
U.S. dollar	437	3.0	6,612	4.9	707	4.8	6,603	5.3
Other currencies	43	1.7	2	2.7	13	2.2	2	2.7
	4,929		23,573		4,238		26,152

As of December 31, 2025, Eni retained committed borrowing facilities of €9,012 million (€9,001 million at December 31, 2024), of which €9,000 undrawn. Those facilities bore interest rates reflecting prevailing conditions in the marketplace.

As of December 31, 2025, Eni was in compliance with covenants and other contractual provisions in relation to borrowing facilities.

Fair value of long-term debt, including the current portion of long-term debt is described below:

(€ million)	December 31, 2025	December 31, 2024
Ordinary bonds and sustainability-linked bonds	20,119	21,026
Convertible sustainability-linked bonds	1,071	973
Banks	1,608	1,143
Other financial institutions	852	1,689
	23,650	24,831

Fair value of finance debts was calculated by discounting the expected future cash flows at discount rates ranging from 1.9% to 4.8% (1.7% and 4.8% at December 31, 2024).

Because of the short-term maturity and conditions of remuneration of short-term debt, the fair value approximated the carrying amount.

Changes in liabilities arising from financing activities

(€ million)	Long-term debt and current portion of long-term debt	Short-term debt	Long-term and current portion of long-term lease liabilities	Total
Carrying amount at December 31, 2024	26,152	4,238	6,453	36,843
Cash flows	(2,279)	(276)	(1,250)	(3,805)
Currency translation differences	(586)	201	(484)	(869)
Changes in the scope of consolidation	470	4		474
Other non-monetary changes	(184)	762	981	1,559
Carrying amount at December 31, 2025	23,573	4,929	5,700	34,202
Carrying amount at December 31, 2023	24,637	4,092	5,336	34,065
Cash flows	(1,232)	(61)	(1,205)	(2,498)
Currency translation differences	232	(303)	247	176
Changes in the scope of consolidation	855	12	50	917
Other non-monetary changes	1,660	498	2,025	4,183
Carrying amount at December 31, 2024	26,152	4,238	6,453	36,843

Changes in the scope of consolidation related to the acquisition of Plenitude Production France SAS for €762 million and the loss of control of Eni CCUS Holding Ltd for €298 million.

Other non-monetary changes include €1,442 million of trade payables on which payment term extensions have been negotiated, resulting in the classification of the debt as financial, lease liabilities assumptions for €1,150 million and, as a decrease, €762 the reclassification to assets held for sale of Plenitude Production France SAS.

Lease liabilities are described in note 13 – Right-of-use assets and lease liabilities.

Transactions with related parties are described in note 36 – Transactions with related parties.